Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of other operating expenses

	Year Ended December 31,
($000s)	2021	2020	2019
Sales and marketing activities	$1,287	$764	$850
Legal, audit, accounting and other services	2,332	2,906	1,618
IT expenses	2,047	1,621	1,367
Travel expenses	132	125	635
Other operating expenses	1,449	520	170

Total other operating expenses	$7,347	$5,936	$4,641

Summary of auditors remuneration
The following table sets out the aggregate fees related to professional services rendered by the Company’s independent
auditor, Ernst & Young AS (“EY”), for the calendar years 2021, 2020, and 2019:

	Year Ended December 31,
($000s)	2021	2020	2019
Audit services	$352	$235	$468
Audit-related services	22	8	8
Tax services	7	—	8
Other services	24	12	5

	$405	$255	$489